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Schedule of Investments
(unaudited)
George Putnam Balanced Fund 2
Notes to Schedule of Investments 26

George Putnam Balanced Fund
Schedule of Investments (unaudited), April 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.8%
Aerospace & Defense 1.3%
Airbus SE ......................................... France 33,186 $ 6,841,608
a
Boeing Co. (The) ................................... United States 44,261 10,137,097
Northrop Grumman Corp. ............................. United States 9,822 5,691,653
RTX Corp. ........................................ United States 45,840 8,071,049
30,741,407
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 27,370 11,038,595
Automobiles 0.6%
General Motors Co. .................................. United States 50,848 3,909,703
a
Tesla, Inc. ......................................... United States 26,020 9,930,012
13,839,715
Banks 1.6%
Bank of America Corp. ............................... United States 144,303 7,714,438
Citigroup, Inc. ...................................... United States 134,641 17,231,355
JPMorgan Chase & Co. ............................... United States 29,055 9,100,898
PNC Financial Services Group, Inc. (The) ................. United States 9,749 2,174,027
36,220,718
Beverages 1.2%
Coca-Cola Co. (The) ................................. United States 188,668 14,859,492
Keurig Dr. Pepper, Inc. ............................... United States 297,311 8,740,943
PepsiCo, Inc. ...................................... United States 29,838 4,729,025
28,329,460
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 48,112 10,167,028
Amgen, Inc. ....................................... United States 5,733 1,985,051
Gilead Sciences, Inc. ................................ United States 30,958 4,050,545
Regeneron Pharmaceuticals, Inc. ....................... United States 9,533 6,740,403
a
Vertex Pharmaceuticals, Inc. ........................... United States 6,874 2,937,810
25,880,837
Broadline Retail 3.0%
a
Amazon.com, Inc. ................................... United States 267,574 70,923,164
Building Products 0.4%
a
Madison Air Solutions Corp. , A ......................... United States 28,444 1,085,992
Trane Technologies plc ............................... United States 17,153 8,448,538
9,534,530
Capital Markets 1.5%
BlackRock, Inc. ..................................... United States 6,019 6,413,846
Charles Schwab Corp. (The) ........................... United States 93,228 8,543,414
CME Group, Inc. .................................... United States 13,866 3,990,912
KKR & Co., Inc. ..................................... United States 28,386 2,961,795
Nasdaq, Inc. ....................................... United States 52,780 4,851,010
a
Robinhood Markets, Inc. , A ............................ United States 24,521 1,787,336
b
TPG, Inc. , A ....................................... United States 130,313 5,684,253
34,232,566
Chemicals 0.4%
Corteva, Inc. ....................................... United States 47,789 3,871,387
Linde plc .......................................... United States 4,087 2,048,159

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
PPG Industries, Inc. ................................. United States 40,677 $ 4,413,455
10,333,001
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................... United States 15,562 2,718,837
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 358,933 32,842,369
Construction Materials 0.4%
CRH plc .......................................... United States 86,762 10,274,356
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 78,231 14,965,590
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp. .............................. United States 13,510 13,706,300
a
US Foods Holding Corp. .............................. United States 26,904 2,515,255
Walmart, Inc. ...................................... United States 102,192 13,482,191
29,703,746
Electric Utilities 1.1%
Constellation Energy Corp. ............................ United States 7,573 2,370,349
NextEra Energy, Inc. ................................. United States 80,974 7,925,735
NRG Energy, Inc. ................................... United States 50,377 7,837,654
PPL Corp. ......................................... United States 105,203 3,938,800
Xcel Energy, Inc. .................................... United States 51,554 4,276,404
26,348,942
Electrical Equipment 0.7%
GE Vernova, Inc. .................................... United States 15,372 16,654,947
Energy Equipment & Services 0.1%
b
SLB Ltd. .......................................... United States 25,835 1,469,495
Entertainment 1.5%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 45,403 3,902,388
a
Live Nation Entertainment, Inc. ......................... United States 43,186 6,820,797
a
Netflix, Inc. ........................................ United States 96,943 9,074,834
a
Spotify Technology SA ................................ United States 10,402 4,645,013
Walt Disney Co. (The) ................................ United States 112,085 11,628,819
36,071,851
Financial Services 2.3%
Apollo Global Management, Inc. ........................ United States 54,329 6,993,229
a
Berkshire Hathaway, Inc. , B ............................ United States 33,145 15,697,472
Mastercard, Inc. , A .................................. United States 38,071 19,146,667
Visa, Inc. , A ........................................ United States 39,082 12,890,807
54,728,175
Ground Transportation 0.2%
Union Pacific Corp. .................................. United States 20,834 5,614,346
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 18,141 1,647,021
Becton Dickinson & Co. ............................... United States 14,845 2,212,499
a
Boston Scientific Corp. ............................... United States 176,752 10,182,683
a
Dexcom, Inc. ....................................... United States 40,879 2,434,345
a
Edwards Lifesciences Corp. ........................... United States 28,005 2,338,418
a
Intuitive Surgical, Inc. ................................ United States 11,817 5,407,577

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 12,159 $ 984,514
Stryker Corp. ...................................... United States 4,264 1,343,714
26,550,771
Health Care Providers & Services 1.2%
Cardinal Health, Inc. ................................. United States 10,561 2,037,006
CVS Health Corp. ................................... United States 34,365 2,862,261
HCA Healthcare, Inc. ................................. United States 4,833 2,099,697
McKesson Corp. .................................... United States 10,401 8,478,895
UnitedHealth Group, Inc. .............................. United States 31,161 11,544,527
27,022,386
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 36,970 8,035,060
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc. , A ...................................... United States 25,683 3,604,866
Booking Holdings, Inc. ............................... United States 11,287 1,900,279
Hilton Worldwide Holdings, Inc. ......................... United States 10,764 3,488,290
McDonald's Corp. ................................... United States 20,627 6,055,881
b
Royal Caribbean Cruises Ltd. .......................... United States 12,622 3,329,179
Starbucks Corp. .................................... United States 24,798 2,611,973
a
Viking Holdings Ltd. ................................. United States 89,646 7,342,904
b
Yum! Brands, Inc. ................................... United States 11,291 1,802,608
30,135,980
Household Durables 0.1%
PulteGroup, Inc. .................................... United States 16,773 2,052,344
Household Products 0.3%
Procter & Gamble Co. (The) ........................... United States 50,587 7,440,842
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 63,443 13,597,738
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 54,621 7,757,274
Insurance 1.6%
Allstate Corp. (The) .................................. United States 53,543 11,632,752
American International Group, Inc. ...................... United States 83,936 6,278,413
Aon plc , A ......................................... United States 17,753 5,532,722
a
Arch Capital Group Ltd. ............................... United States 43,696 4,127,524
Assured Guaranty Ltd. ............................... United States 14,564 1,192,792
AXA SA ........................................... France 27,899 1,344,880
Prudential plc ...................................... Hong Kong 306,289 4,615,637
Unum Group ....................................... United States 44,227 3,554,966
38,279,686
Interactive Media & Services 5.2%
Alphabet, Inc. , A .................................... United States 234,020 90,050,896
Meta Platforms, Inc. , A ............................... United States 52,588 32,179,123
122,230,019
IT Services 0.4%
a
Snowflake, Inc. , A ................................... United States 74,422 10,156,370
Life Sciences Tools & Services 0.8%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 17,129 4,798,175

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Danaher Corp. ..................................... United States 7,568 $ 1,354,294
Thermo Fisher Scientific, Inc. .......................... United States 23,841 11,418,885
17,571,354
Machinery 0.8%
b
Fortive Corp. ....................................... United States 76,521 4,575,191
Ingersoll Rand, Inc. .................................. United States 59,465 4,748,875
Otis Worldwide Corp. ................................ United States 104,805 8,162,213
17,486,279
Metals & Mining 0.4%
Barrick Mining Corp. ................................. Canada 101,240 3,982,781
Glencore plc ....................................... Australia 617,208 4,796,841
8,779,622
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 53,661 6,098,573
CenterPoint Energy, Inc. .............................. United States 84,066 3,669,481
9,768,054
Oil, Gas & Consumable Fuels 2.5%
a
Antero Resources Corp. .............................. United States 61,073 2,397,726
BP plc ............................................ United States 426,217 3,373,864
Cenovus Energy, Inc. ................................ Canada 249,713 7,305,624
ConocoPhillips ..................................... United States 103,541 13,023,387
Exxon Mobil Corp. ................................... United States 174,270 26,895,089
Shell plc .......................................... United States 99,127 4,506,988
57,502,678
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 93,614 3,549,843
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co. .............................. United States 55,949 3,389,950
Eli Lilly & Co. ...................................... United States 17,064 15,948,014
Johnson & Johnson ................................. United States 52,875 12,153,319
Merck & Co., Inc. ................................... United States 62,371 6,809,666
Pfizer, Inc. ......................................... United States 31,664 845,429
39,146,378
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 13,110 1,871,190
Semiconductors & Semiconductor Equipment 11.4%
a
Advanced Micro Devices, Inc. .......................... United States 73,823 26,169,515
Analog Devices, Inc. ................................. United States 69,807 28,080,564
Broadcom, Inc. ..................................... United States 126,478 52,795,711
Lam Research Corp. ................................. United States 156,195 40,276,443
Marvell Technology, Inc. .............................. United States 110,498 18,248,745
NVIDIA Corp. ...................................... United States 509,179 101,616,853
267,187,831
Software 5.0%
Microsoft Corp. ..................................... United States 203,386 82,936,743
Oracle Corp. ....................................... United States 142,693 23,029,223
a
Palantir Technologies, Inc. , A ........................... United States 80,632 11,216,718
117,182,684

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.6%
American Tower Corp. ................................ United States 70,480 $ 12,877,401
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 18,077 5,943,718
Lowe's Cos., Inc. .................................... United States 17,190 4,104,800
a
O'Reilly Automotive, Inc. .............................. United States 34,515 3,430,791
TJX Cos., Inc. (The) ................................. United States 48,148 7,547,199
a
Ulta Beauty, Inc. .................................... United States 4,254 2,286,440
23,312,948
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc. ........................................ United States 277,036 75,173,719
a
Everpure, Inc. , A .................................... United States 67,907 4,851,955
80,025,674
Textiles, Apparel & Luxury Goods 0.2%
a,b
Amer Sports, Inc. ................................... Finland 45,165 1,583,936
a
On Holding AG , A ................................... Switzerland 38,862 1,383,876
Ralph Lauren Corp. , A ................................ United States 5,637 2,021,654
4,989,466
Tobacco 0.3%
Philip Morris International, Inc. ......................... United States 47,984 7,920,719
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 7,240 6,949,242
Total Common Stocks (Cost $ 781,256,780 ) ...................................
1,471,846,480
Principal
Amount
*
Corporate Bonds 12.5%
Aerospace & Defense 0.5%
c
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 1,415,000 1,445,220
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 1,145,000 1,168,944
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 139,000 131,397
Senior Bond , 6.125% , 2/15/33 ........................ United States 1,044,000 1,116,565
Senior Bond , 3.6% , 5/01/34 .......................... United States 344,000 309,287
Senior Bond , 3.25% , 2/01/35 ......................... United States 192,000 166,186
Senior Bond , 3.5% , 3/01/39 .......................... United States 390,000 314,962
Senior Bond , 6.875% , 3/15/39 ........................ United States 575,000 637,587
Senior Bond , 3.375% , 6/15/46 ........................ United States 278,000 191,781
Senior Bond , 3.9% , 5/01/49 .......................... United States 534,000 392,661
Senior Bond , 6.858% , 5/01/54 ........................ United States 565,000 628,033
Senior Bond , 3.95% , 8/01/59 ......................... United States 480,000 333,653
Senior Note , 6.259% , 5/01/27 ........................ United States 87,000 88,487
Senior Note , 6.298% , 5/01/29 ........................ United States 132,000 138,470
c
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 625,000 618,144
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 355,000 349,405
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 240,000 236,414
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 310,000 306,190
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 801,000 832,869
Senior Bond , 5.95% , 2/01/37 ......................... United States 512,000 544,933

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Howmet Aerospace, Inc., (continued)
Senior Note , 3% , 1/15/29 ........................... United States 942,000 $ 908,656
10,859,844
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 106,000 111,419
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 930,000 971,581
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 540,000 549,836
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 315,000 313,751
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 254,000 259,051
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 380,000 387,324
2,592,962
Banks 1.8%
c
Australia & New Zealand Banking Group Ltd. ,
d
Junior Sub. Bond , 144A, 6.75% to 6/14/26, FRN thereafter ,
Perpetual ....................................... Australia 200,000 200,325
Sub. Bond , 144A, 2.57% to 11/24/30, FRN thereafter , 11/25/35 Australia 920,000 826,342
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 3,800,000 3,759,994
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 363,000 370,980
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 245,000 250,672
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .... United States 655,000 645,951
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 245,000 249,613
e
Sub. Bond , FRN , 4.696% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 275,000 275,464
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,290,000 1,294,961
Sub. Bond , 6.11% , 1/29/37 .......................... United States 500,000 525,188
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 3,817,000 3,546,999
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,299,839
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 655,000 647,547
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 946,881
c
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 435,032
c
CaixaBank SA ,
Senior Non-Preferred Bond , 144A, 5.402% to 4/21/36, FRN
thereafter , 4/22/37 ................................. Spain 390,000 385,430
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 765,000 765,839
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 700,000 718,095
Citigroup, Inc. ,
d
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 735,000 744,442
d
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 865,000 878,250
d
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 1,537,000 1,561,518
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000 9,909
Sub. Bond , 4.45% , 9/29/27 .......................... United States 3,039,000 3,040,752
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 271,000 282,421
Sub. Bond , 4.75% , 5/18/46 .......................... United States 1,380,000 1,168,521

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 535,000 $ 484,554
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 1,085,000 1,124,446
c
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 280,955
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,020,599
JPMorgan Chase & Co. ,
d
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 195,000 194,775
e
W , Junior Sub. Bond , FRN , 4.914% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 595,000 536,552
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 2,088,000 2,079,071
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 491,000 502,977
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,249,000 1,271,466
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,532,000 1,590,097
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 345,000 350,172
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 735,000 535,705
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 235,000 236,270
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,557,000 2,488,495
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 571,422
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 964,563
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,414,419
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,201,030
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 600,000 540,422
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 535,000 396,613
42,615,568
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 405,000 404,211
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 301,000 305,287
Senior Bond , 4.75% , 3/15/36 ......................... United States 160,000 156,516
Senior Note , 4.4% , 3/15/33 .......................... United States 470,000 461,533
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 320,000 307,927
Senior Bond , 5.75% , 3/02/63 ......................... United States 677,000 647,527
Senior Note , 5.25% , 3/02/30 ......................... United States 650,000 666,575
2,545,365
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 561,000 552,988
Senior Bond , 5.8% , 3/13/56 .......................... United States 80,000 78,794
Senior Bond , 6.05% , 3/13/76 ......................... United States 505,000 497,977
Senior Note , 4.55% , 3/13/33 ......................... United States 380,000 375,558
1,505,317

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 400,000 $ 402,165
Capital Markets 0.8%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 325,000 329,338
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 568,710
Goldman Sachs Group, Inc. (The) ,
d
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 185,000 184,530
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 804,000 798,914
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 330,000 322,742
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,015,000 1,004,541
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 270,000 269,442
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,094,661
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,215,000 1,215,786
c
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 101,996
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 529,000 553,919
Senior Note , 5.2% , 3/15/30 .......................... United States 764,000 771,656
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 500,000 489,418
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 500,000 501,217
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 1,030,000 1,040,793
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 490,000 498,247
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 490,000 482,254
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 715,000 709,640
Sub. Bond , 4.35% , 9/08/26 .......................... United States 3,409,000 3,408,369
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 226,000 232,905
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 744,000 766,391
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,766,000 1,672,182
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 150,873
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,454,887
18,623,411
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 750,000 743,100
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 575,000 381,463
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 1,168,200
2,292,763
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,670,000 1,705,387
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 1,318,000 1,318,117
Senior Bond , 5% , 3/01/34 ........................... United States 520,000 524,052
Senior Bond , 4.8% , 7/15/36 .......................... United States 585,000 572,897
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 893,782
5,014,235
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 195,000 176,232

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc., (continued)
Senior Bond , 5.4% , 4/15/34 .......................... United States 820,000 $ 831,208
Senior Note , 4.85% , 8/15/30 ......................... United States 224,000 225,876
1,233,316
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 1,890,000 1,727,974
Senior Note , 5.1% , 1/19/29 .......................... Ireland 285,000 288,686
Senior Note , 4.125% , 2/28/29 ........................ Ireland 225,000 222,267
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 725,163
c
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 976,000 1,000,422
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,015,000 1,010,073
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 1,146,000 1,141,743
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 315,000 310,011
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 383,000 422,922
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,128,116
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 430,000 430,027
Senior Note , 4.2% , 10/27/28 ......................... United States 280,000 277,763
Senior Note , 5.8% , 1/07/29 .......................... United States 715,000 735,827
Senior Note , 4.9% , 10/06/29 ......................... United States 404,000 406,695
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 528,000 526,104
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 677,000 707,888
11,061,681
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 202,000 176,035
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 1,748,000 1,654,943
c
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 995,000 984,748
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 919,000 867,584
3,683,310
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 525,000 521,465
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 1,040,000 1,164,978
Senior Bond , 7.95% , 2/15/31 ......................... United States 168,000 189,980
1,876,423
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond , 3.375% , 8/15/30 ........................ United States 165,000 153,568
Senior Note , 4% , 5/15/31 ........................... United States 1,335,000 1,262,102
1,415,670
Diversified REITs 0.1%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 752,000 763,843

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP, (continued)
Senior Note , 4.75% , 2/15/28 ......................... United States 760,000 $ 761,320
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 285,000 283,021
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 945,000 939,631
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 730,000 711,231
3,459,046
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................... United States 991,000 864,916
Senior Bond , 2.55% , 12/01/33 ........................ United States 1,464,000 1,238,244
Senior Bond , 5.125% , 4/30/36 ........................ United States 415,000 408,353
Senior Bond , 4.75% , 5/15/46 ......................... United States 94,000 78,931
Senior Bond , 3.55% , 9/15/55 ......................... United States 56,000 36,087
Senior Bond , 6.2% , 10/30/56 ......................... United States 355,000 351,905
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,930,000 2,002,875
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 1,195,000 1,195,361
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,703,315
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 580,000 569,443
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 1,462,000 1,479,268
Verizon Communications, Inc. ,
Senior Bond , 5.25% , 4/02/35 ......................... United States 237,000 237,042
Senior Bond , 5.875% , 11/30/55 ....................... United States 310,000 299,800
Senior Note , 4.75% , 1/15/33 ......................... United States 471,000 464,930
10,930,470
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 1,145,000 1,139,342
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 380,000 378,971
Senior Bond , 5.625% , 3/01/33 ........................ United States 296,000 306,234
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 528,000 527,064
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 309,457
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 519,715
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 547,000 567,188
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 250,000 253,641
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 485,000 474,409
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 402,711
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 1,071,000 1,120,369
Senior Bond , 5.8% , 6/15/54 .......................... United States 767,000 734,283
Senior Note , 4.85% , 1/05/29 ......................... United States 125,000 126,247
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 395,000 388,338
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 136,619
c
Enel Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 920,000 1,039,298

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Enel Finance International NV, (continued)
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 490,000 $ 482,123
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 535,000 526,370
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 237,000 243,193
Senior Note , 5.15% , 3/15/29 ......................... United States 1,655,000 1,686,143
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 224,879
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 824,000 830,167
Senior Bond , 5.25% , 3/15/34 ......................... United States 713,000 726,811
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 704,258
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 625,000 612,818
Senior Note , 5.3% , 3/15/32 .......................... United States 2,005,000 2,057,717
c
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 900,000 869,945
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 445,000 460,734
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 480,000 498,788
Senior Bond , 5.2% , 5/01/36 .......................... United States 5,000 4,872
Senior Bond , 4.95% , 7/01/50 ......................... United States 506,000 420,542
Senior Bond , 6.75% , 1/15/53 ......................... United States 550,000 574,715
Senior Note , 2.1% , 8/01/27 .......................... United States 235,000 228,246
Senior Note , 3.3% , 12/01/27 ......................... United States 1,050,000 1,030,487
Senior Note , 5.55% , 5/15/29 ......................... United States 275,000 281,279
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 107,982
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 770,000 771,574
Senior Bond , 4.95% , 3/15/36 ......................... United States 920,000 897,262
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 1,100,000 1,076,586
c
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................... United States 743,000 809,631
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 896,000 925,282
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 315,000 305,877
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 920,000 915,556
Senior Note , 144A, 4.6% , 10/15/30 .................... United States 430,000 422,306
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 442,000 433,888
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 1,273,574
28,827,491
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 600,000 590,912
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,706,000 1,686,609
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 826,000 804,405
Senior Bond , 5.8% , 3/15/56 .......................... United States 195,000 189,247
3,271,173
Entertainment 0.1%
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,779,000 1,828,266
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 510,183

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
c
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 180,000 $ 179,783
c
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 175,000 172,319
Senior Note , 3% , 2/02/29 ........................... United States 1,090,000 1,047,551
Senior Note , 5.75% , 4/01/33 ......................... United States 212,000 218,397
Senior Note , 6.75% , 3/15/34 ......................... United States 62,000 67,419
Senior Note , 5.95% , 4/20/35 ......................... United States 410,000 424,868
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 122,000 104,329
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 159,000 179,099
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 295,000 321,387
Senior Bond , 4.625% , 10/01/39 ....................... United States 295,000 260,841
Senior Bond , 5% , 6/04/42 ........................... United States 1,025,000 906,784
c
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 1,930,000 1,900,603
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 945,000 920,159
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 240,000 235,490
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 83,000 83,673
Senior Note , 144A, 5% , 3/01/32 ...................... United States 135,000 136,985
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 765,000 772,092
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 315,324
8,247,103
Ground Transportation 0.2%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 460,000 445,335
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 595,000 591,888
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 2,165,000 2,161,301
c
SMBC Aviation Capital Finance DAC ,
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 885,000 897,950
Senior Note , 144A, 5.1% , 4/01/30 ..................... Ireland 400,000 403,390
4,499,864
Health Care Equipment & Supplies 0.0%
†
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 1,055,000 1,025,526
Health Care Providers & Services 0.3%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 830,000 861,696
Senior Bond , 1.875% , 2/28/31 ........................ United States 315,000 276,282
Senior Bond , 4.78% , 3/25/38 ......................... United States 398,000 369,017
HCA, Inc. ,
Senior Bond , 5.25% , 6/15/26 ......................... United States 143,000 143,113
Senior Bond , 5.6% , 4/01/34 .......................... United States 433,000 443,978
Senior Bond , 6% , 4/01/54 ........................... United States 571,000 551,012
Senior Note , 5.375% , 9/01/26 ........................ United States 458,000 458,361
Senior Note , 3.625% , 3/15/32 ........................ United States 247,000 230,628
Senior Note , 4.6% , 11/15/32 ......................... United States 470,000 458,707
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,025,000 1,045,290
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 557,000 561,385
Senior Secured Note , 5.849% , 5/08/29 ................. United States 457,000 465,745

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 1,605,000 $ 1,637,726
7,502,940
Hotels, Restaurants & Leisure 0.4%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 185,000 184,572
Senior Note , 4.65% , 3/16/31 ......................... United States 370,000 369,479
c
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,175,000 1,172,089
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,210,000 1,228,203
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,465,000 1,474,197
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 1,861,000 1,818,142
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 635,000 645,114
Senior Note , 5.375% , 12/15/31 ....................... United States 425,000 433,306
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 433,000 431,925
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 515,000 499,314
8,256,341
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 232,000 229,793
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 501,000 499,230
Senior Bond , 3.8% , 11/01/29 ......................... United States 605,000 589,663
1,318,686
Independent Power and Renewable Electricity Producers 0.2%
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,160,000 1,221,047
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 436,000 467,358
Senior Bond , 6.5% , 10/01/53 ......................... United States 1,060,000 1,126,735
Senior Bond , 5.75% , 3/15/54 ......................... United States 439,000 429,141
Senior Note , 5.6% , 3/01/28 .......................... United States 1,460,000 1,489,921
Senior Note , 4.4% , 1/15/31 .......................... United States 355,000 351,393
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 440,000 426,358
A , Senior Note , 4.25% , 10/01/30 ...................... United States 245,000 242,164
5,754,117
Insurance 0.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 494,869
c
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 968,000 973,415
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 763,000 760,615
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 570,000 560,257
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 411,000 413,771
Senior Bond , 6.25% , 4/01/54 ......................... United States 309,000 284,344
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 724,000 636,362
Senior Bond , 2.85% , 10/15/50 ........................ United States 5,000 3,155
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 883,000 882,152

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc., (continued)
Senior Note , 5.25% , 6/23/32 ......................... United States 318,000 $ 317,478
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 586,417
c
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 150,000 142,368
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 120,000 120,919
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 749,055
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 785,000 789,873
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 825,314
c
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,479,401
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 262,480
11,282,245
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 550,000 549,093
Senior Bond , 6.3% , 5/15/56 .......................... United States 390,000 391,384
940,477
IT Services 0.0%
†
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 468,000 483,744
Leisure Products 0.0%
†
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 650,000 566,704
Senior Note , 5.85% , 3/18/29 ......................... United States 565,000 580,084
1,146,788
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 536,362
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 430,000 425,840
962,202
Machinery 0.0%
†
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 137,104
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 475,000 463,735
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 420,000 291,587
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 59,000 36,224
Senior Secured Note , 2.25% , 1/15/29 .................. United States 274,000 256,115
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 1,668,000 1,671,966
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 2,203,000 2,496,090
5,215,717
Metals & Mining 0.2%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 660,000 652,969

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 1,790,000 $ 1,630,164
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 1,061,000 1,090,835
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 665,000 669,924
4,043,892
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 192,271
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 560,000 561,315
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 491,000 514,758
Senior Note , 4.95% , 7/01/27 ......................... United States 745,000 749,755
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,182,743
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 483,291
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 517,916
4,202,049
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 945,000 1,053,475
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 468,000 428,446
c
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 135,000 133,514
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 497,000 520,169
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 394,000 410,126
Senior Bond , 5.65% , 10/15/54 ........................ United States 151,000 142,434
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 416,000 416,102
Energy Transfer LP ,
d
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,076,000 2,100,891
Senior Bond , 6.5% , 2/01/42 .......................... United States 123,000 128,535
Senior Note , 5.25% , 7/01/29 ......................... United States 410,000 418,854
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 1,022,000 1,138,689
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 845,000 840,017
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 925,000 931,778
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 410,000 402,030
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 443,909
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 525,000 521,120
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 330,000 332,723
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 1,895,000 1,951,384
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 488,000 495,678
Senior Note , 4.9% , 8/01/30 .......................... United States 507,000 506,963
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 714,507
14,031,344

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC ,
Senior Note , 144A, 2.1% , 4/30/27 ..................... United States 1,525,000 $ 1,495,758
Senior Note , 144A, 4.9% , 5/15/33 ..................... United States 630,000 628,915
2,124,673
Passenger Airlines 0.1%
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,178,132
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 733,983
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 200,000 202,399
Senior Note , 4.9% , 3/22/33 .......................... United States 1,490,000 1,500,522
2,436,904
Pharmaceuticals 0.5%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 405,000 396,601
Senior Note , 4.45% , 12/04/32 ........................ United States 250,000 247,721
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 545,000 541,436
Senior Bond , 5.7% , 3/18/56 .......................... United States 295,000 295,697
Senior Note , 4.1% , 11/05/30 ......................... United States 1,795,000 1,772,009
Senior Note , 4.6% , 3/18/33 .......................... United States 445,000 442,056
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 1,355,000 1,349,676
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 743,000 753,223
Senior Bond , 5.2% , 9/25/35 .......................... United States 555,000 550,201
Senior Note , 2.2% , 9/02/30 .......................... United States 666,000 601,648
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 875,000 674,850
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 549,256
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 323,703
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 557,000 506,339
Senior Bond , 5% , 8/17/35 ........................... United States 2,045,000 2,037,108
11,041,524
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 827,165
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 1,003,000 988,026
Senior Bond , 4.95% , 1/15/36 ......................... United States 390,000 386,315
Senior Bond , 5.7% , 1/15/56 .......................... United States 60,000 59,691
c
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 606,000 508,778
c
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 1,000,000 974,673
c
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 415,000 443,804
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 285,000 292,556
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 1,345,000 1,416,006
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 430,000 447,751
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 1,480,000 1,423,990

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp., (continued)
Senior Bond , 5.3% , 5/15/36 .......................... United States 401,366 $ 399,835
Senior Bond , 6.125% , 5/15/56 ........................ United States 247,493 245,821
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 215,000 215,200
Senior Note , 5.75% , 2/15/29 ......................... United States 808,000 834,145
Senior Note , 4.75% , 7/15/30 ......................... United States 10,000 10,048
Senior Note , 5.95% , 9/15/33 ......................... United States 723,000 763,980
10,237,784
Software 0.3%
Oracle Corp. ,
Senior Bond , 5.7% , 2/04/36 .......................... United States 895,000 859,963
Senior Bond , 3.65% , 3/25/41 ......................... United States 784,000 556,631
Senior Bond , 6.7% , 2/04/56 .......................... United States 295,000 272,090
Senior Note , 4.45% , 9/26/30 ......................... United States 510,000 492,018
Senior Note , 4.8% , 9/26/32 .......................... United States 680,000 646,844
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 1,080,000 1,078,377
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,187,114
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 1,742,000 1,742,804
6,835,841
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 1,710,000 1,696,785
Senior Bond , 2.9% , 1/15/30 .......................... United States 921,000 867,190
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,939,000 1,763,890
Senior Note , 2.75% , 1/15/27 ......................... United States 686,000 679,336
Senior Note , 4.7% , 12/15/32 ......................... United States 315,000 311,210
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 549,000 543,017
Senior Bond , 3.8% , 2/15/28 .......................... United States 458,000 451,862
Senior Bond , 4.75% , 5/15/47 ......................... United States 165,000 137,864
Senior Note , 4.9% , 9/01/29 .......................... United States 785,000 788,967
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 254,301
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,415,964
8,910,386
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 780,000 711,007
Senior Bond , 4.1% , 1/15/52 .......................... United States 710,000 504,417
1,215,424
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 517,000 515,248
Senior Note , 4.85% , 10/15/31 ........................ United States 601,000 597,721
1,112,969
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 211,000 190,416

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., (continued)
Senior Note , 5.1% , 3/11/30 .......................... United States 478,000 $ 483,939
674,355
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 575,000 523,944
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 2,125,000 2,083,034
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 1,517,000 1,549,609
Senior Note , 4.375% , 4/30/30 ........................ United States 580,000 577,414
Senior Note , 4.75% , 11/01/31 ........................ United States 535,000 538,399
5,272,400
Trading Companies & Distributors 0.1%
c
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,055,000 1,072,601
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 935,000 942,118
2,014,719
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 565,000 556,759
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Senior Bond , 8.75% , 5/01/32 ......................... Canada 85,000 98,781
Senior Note , 3.8% , 3/15/32 .......................... Canada 544,000 508,447
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 600,000 619,352
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 1,195,000 1,220,406
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 187,000 187,920
Senior Bond , 4.95% , 11/15/35 ........................ United States 110,000 107,499
Senior Bond , 5% , 2/15/36 ........................... United States 790,000 773,365
Senior Note , 3.75% , 4/15/27 ......................... United States 1,762,000 1,755,214
Senior Note , 3.875% , 4/15/30 ........................ United States 44,000 42,852
Senior Note , 6.7% , 12/15/33 ......................... United States 395,000 433,567
5,747,403
Total Corporate Bonds (Cost $ 295,441,377 ) ...................................
293,362,282
Foreign Government and Agency Securities 0.0%
†
c ,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 455,000 530,731
Total Foreign Government and Agency Securities (Cost $ 530,690 ) ..............
530,731
U.S. Government and Agency Securities 15.4%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 1,070,000 1,062,059
4.25%, 11/15/40 .................................. United States 5,340,000 5,054,018
3.25%, 5/15/42 ................................... United States 18,280,000 14,969,963
f
2.75%, 8/15/42 ................................... United States 19,190,000 14,559,288
5%, 5/15/45 ..................................... United States 4,430,000 4,448,689
4.625%, 2/15/46 .................................. United States 5,450,000 5,205,176
3.375%, 11/15/48 ................................. United States 19,030,000 14,750,480

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
3%, 2/15/49 ..................................... United States 16,880,000 $ 12,189,866
1.875%, 2/15/51 .................................. United States 27,550,000 15,115,372
2.875%, 5/15/52 .................................. United States 2,740,000 1,876,311
3%, 8/15/52 ..................................... United States 5,400,000 3,790,969
3.625%, 2/15/53 .................................. United States 9,360,000 7,418,531
4.75%, 2/15/56 ................................... United States 8,720,000 8,396,406
U.S. Treasury Notes ,
4.375%, 8/15/26 .................................. United States 440,000 440,830
3.875%, 5/31/27 .................................. United States 22,900,000 22,918,785
3.875%, 3/31/28 .................................. United States 64,510,000 64,499,920
3.5%, 11/15/28 ................................... United States 27,500,000 27,232,520
2.375%, 3/31/29 .................................. United States 42,970,000 41,164,756
3.25%, 6/30/29 ................................... United States 13,570,000 13,301,780
4.25%, 6/30/29 ................................... United States 38,100,000 38,466,861
1.375%, 11/15/31 ................................. United States 9,280,000 8,035,900
3.875%, 8/15/33 .................................. United States 5,600,000 5,476,516
4%, 2/15/34 ..................................... United States 15,480,000 15,208,798
4.375%, 5/15/34 .................................. United States 14,910,000 15,006,100
Total U.S. Government and Agency Securities (Cost $ 372,075,387 ) ..............
360,589,894
Asset-Backed Securities 0.2%
Consumer Finance 0.1%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 1,218,000 1,217,665
Toyota Auto Receivables Owner Trust , 2026-B , A3 , 4.13% ,
12/16/30 . ........................................ United States 1,092,000 1,091,056
2,308,721
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
c
CVS Pass-Through Trust ,
144A, 7.507% , 1/10/32 .............................. United States 317,804 334,379
2013 , 144A, 4.704% , 1/10/36 ......................... United States 399,221 367,479
701,858
a a a a a a
Financial Services 0.1%
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................... United States 702,000 702,666
2026-2 , A3 , 4.22% , 6/16/31 .......................... United States 480,000 480,315
1,182,981
a a a a a a
Total Asset-Backed Securities (Cost $ 4,208,420 ) ..............................
4,193,560
Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
BANK , 2021-BN34 , A2 , 1.935% , 6/15/63 ..................
United States 2,258,278 2,177,156
Benchmark Mortgage Trust , 2019-B12 , A2 , 3.001% , 8/15/52 ...
United States 1,589,662 1,564,356
g
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 87,495 86,431
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 1,066,000 971,928
c ,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 246

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 $ 1,098,180
5,898,297
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 6,546,988 ) ...............
5,898,297
Mortgage-Backed Securities 8.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2%, 3/01/51 - 1/01/52 ............... United States 2,133,601 1,721,179
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 4,951,503 4,230,069
FHLMC Pool, 30 Year , 3%, 3/01/43 ...................... United States 152,891 139,953
FHLMC Pool, 30 Year , 3.5%, 12/01/42 - 8/01/52 ............ United States 2,311,919 2,118,537
FHLMC Pool, 30 Year , 4%, 7/01/42 - 7/01/49 ............... United States 1,661,318 1,591,704
FHLMC Pool, 30 Year , 4.5%, 8/01/52 - 2/01/53 ............. United States 1,102,624 1,066,669
FHLMC Pool, 30 Year , 5.5%, 9/01/52 - 11/01/53 ............ United States 1,434,786 1,455,965
FHLMC Pool, 30 Year , 6%, 3/01/35 - 9/01/53 ............... United States 285,447 294,175
12,618,251
Federal National Mortgage Association (FNMA) Fixed Rate 5.6%
FNMA , 3.5%, 5/01/56 ................................ United States 666,669 605,294
FNMA, 15 Year , 2%, 10/01/27 - 8/01/28 ................... United States 631,726 619,163
FNMA, 15 Year , 2.5%, 2/01/36 ......................... United States 1,151,383 1,088,554
FNMA, 15 Year , 3%, 12/01/30 .......................... United States 194,229 191,632
FNMA, 30 Year , 2%, 9/01/50 - 4/01/52 .................... United States 14,503,057 11,739,519
FNMA, 30 Year , 2.5%, 9/01/50 - 4/01/52 .................. United States 21,708,377 18,427,185
FNMA, 30 Year , 3%, 2/01/43 - 4/01/52 .................... United States 15,384,574 13,764,646
FNMA, 30 Year , 3.5%, 5/01/43 - 6/01/52 .................. United States 4,841,391 4,466,865
FNMA, 30 Year , 4%, 9/01/45 - 5/01/53 .................... United States 2,047,333 1,944,488
FNMA, 30 Year , 4.5%, 5/01/48 - 5/01/53 .................. United States 4,157,437 4,043,561
FNMA, 30 Year , 5%, 8/01/33 - 10/01/52 ................... United States 880,011 874,244
FNMA, 30 Year , 5.5%, 7/01/33 - 11/01/53 ................. United States 2,831,887 2,886,014
FNMA, 30 Year , 6%, 10/01/53 .......................... United States 3,715,273 3,816,888
i
Uniform Mortgage-Backed Securities , 1.5% , TBA, 5/25/41 ..... United States 3,900,000 3,499,520
i
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/41 ...... United States 5,100,000 4,678,295
i
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/56 ...... United States 23,450,000 18,768,495
i
Uniform Mortgage-Backed Securities , 2.5%, TBA, 5/25/41 -
5/25/56 ......................................... United States 3,080,000 2,647,053
i
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/56 ..... United States 2,500,000 2,275,927
i
Uniform Mortgage-Backed Securities , 4% , TBA, 5/25/56 ...... United States 5,610,000 5,261,786
i
Uniform Mortgage-Backed Securities , 4.5%, TBA, 5/25/41 -
5/25/56 ......................................... United States 2,300,000 2,221,772
i
Uniform Mortgage-Backed Securities , 5%, TBA, 5/25/41 - 5/25/56 United States 10,500,000 10,379,023
i
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/56 ..... United States 15,700,000 15,780,550
129,980,474
Government National Mortgage Association (GNMA) Fixed Rate 2.7%
GNMA I, 30 Year , 4%, 4/15/43 .......................... United States 1,308,715 1,256,389
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 40,548 37,283
GNMA II, 30 Year , 3.5%, 5/20/52 ........................ United States 3,525,707 3,193,738
i
GNMA II, Single-family, 30 Year , 2%, 5/15/56 ............... United States 8,500,000 6,995,657
GNMA II, Single-family, 30 Year , 2.5%, 9/20/52 - 2/20/53 ...... United States 9,048,786 7,782,262
GNMA II, Single-family, 30 Year , 3%, 7/20/46 - 11/20/46 ....... United States 16,567,219 14,922,704
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 1/20/48 ..... United States 836,160 765,445
i
GNMA II, Single-family, 30 Year , 4%, 5/15/56 ............... United States 2,490,000 2,323,726
GNMA II, Single-family, 30 Year , 4.5%, 3/20/49 - 10/20/49 ..... United States 275,772 265,923
i
GNMA II, Single-family, 30 Year , 4.5%, 5/15/56 ............. United States 4,000,000 3,858,125

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 5%, 2/20/49 - 10/20/49 ...... United States 884,526 $ 897,891
i
GNMA II, Single-family, 30 Year , 5%, 5/15/56 ............... United States 4,000,000 3,965,902
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 3,779,563 3,834,351
i
GNMA II, Single-family, 30 Year , 5.5%, 5/15/56 ............. United States 4,500,000 4,532,326
i
GNMA II, Single-family, 30 Year , 6%, 5/15/56 ............... United States 9,200,000 9,380,449
64,012,171
Total Mortgage-Backed Securities (Cost $ 211,701,740 ) .........................
206,610,896
Residential Mortgage-Backed Securities 0.0%
Financial Services 0.0%
†
g ,j
FNMA , 2001-79 , BI , IO, FRN , 0.255% , 3/25/45 ............. United States 116,745 756
Total Residential Mortgage-Backed Securities (Cost $ – ) .......................
756
Municipal Bonds 0.4%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 900,000 843,110
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 415,000 355,963
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 250,000 214,975
County of Fresno , Revenue , 2004 A , NATL Insured , 4.71%,
8/15/32 ......................................... United States 530,000 396,742
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 775,000 738,366
State of California ,
GO , 4.35% , 11/01/32 ............................... United States 1,125,000 1,123,721
GO , 7.5% , 4/01/34 ................................. United States 215,000 246,579
3,919,456
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 795,000 831,515
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 195,000 194,988
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 750,000 758,718
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 165,000 180,802
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 605,000 593,149
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 490,000 409,547
Pennsylvania 0.1%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 575,000 577,381

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 910,000 $ 896,794
1,474,175
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 377,081
Total Municipal Bonds (Cost $ 8,817,522 ) .....................................
8,739,431
Total Long Term Investments (Cost $ 1,680,578,904 ) ...........................
2,351,772,327
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
Calls - Over-the-Counter
Equity Options 0.0%
†
Keurig Dr. Pepper, Inc. , Counterparty CITI , January Strike Price
$ 33.00 , Expires 1/15/27 ............................. 1,528,956 44,951,306 53,969
Total Options Purchased (Cost $ 39,382 ) ......................................
53,969
Short Term Investments 4.6%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.2%
k,l
Putnam Short Term Investment Fund , Class P , 3.843% ....... United States 97,605,848 97,605,848
Total Management Investment Companies (Cost $ 97,605,848 ) ..................
97,605,848
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
k,l
Putnam Cash Collateral Pool, LLC , 3.919% ................ United States 10,802,096 10,802,096
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 10,802,096 ) .........................................................
10,802,096
Total Short Term Investments (Cost $ 108,407,944 ) .............................
108,407,944
a
Total Investments (Cost $ 1,789,026,230 ) 105.0% ..............................
$2,460,234,240
TBA Sale Commitments (0.4) % ..............................................
(9,898,763)
Other Assets, less Liabilities (4.6) % .........................................
(108,441,691)
Net Assets 100.0% .........................................................
$2,341,893,786
a a a

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2026, the Fund had the following futures contracts outstanding.
a
a a
Country
Principal
Amount
*
a Value
m
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Government National Mortgage Association (GNMA) Fixed Rate (0.4)%
GNMA II, Single-family, 30 Year ,
2.5% , 5/15/56 .................................... United States (1,500,000) $ (1,285,102)
3% , 5/15/56 ...................................... United States (9,670,000) (8,613,661)
(9,898,763)
Total TBA Sale Commitments (Proceeds $ (9,968,777) ) .........................
$(9,898,763)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $78,731,239, representing 3.4% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At April 30, 2026, the aggregate value of these securities pledged amounted to $1,466,929, representing 0.1% of net assets.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Security purchased on a to-be-announced (TBA) basis.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 21 $ 7,605,938 6/18/26 $ 171,145
Total Futures Contracts ...................................................................... $171,145
*
As of period end.

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At April 30, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 30 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 20,248,900 2,598,568 5/13/26 $ — $ (12,418)
Hong Kong Dollar ... GSCO Sell 2,654,900 340,734 5/13/26 1,655 —
Hong Kong Dollar ... HSBK Sell 17,981,000 2,307,386 5/13/26 10,888 —
British Pound ...... BOFA Buy 1,104,100 1,461,580 6/17/26 40,695 —
British Pound ...... BZWS Sell 1,083,100 1,433,738 6/17/26 — (39,964)
British Pound ...... GSCO Sell 2,840,500 3,760,055 6/17/26 — (104,822)
British Pound ...... HSBK Buy 569,600 757,565 6/17/26 17,451 —
British Pound ...... JPHQ Sell 1,200,100 1,599,651 6/17/26 — (33,245)
British Pound ...... MSCO Buy 265,600 360,282 6/17/26 1,103 —
British Pound ...... MSCO Sell 4,278,000 5,679,966 6/17/26 — (140,820)
British Pound ...... SSBT Sell 1,736,600 2,309,729 6/17/26 — (53,146)
British Pound ...... TDOM Sell 2,038,500 2,711,266 6/17/26 — (62,384)
British Pound ...... UBSW Buy 176,400 234,616 6/17/26 5,400 —
British Pound ...... WPAC Sell 1,717,200 2,273,173 6/17/26 — (63,306)
Danish Krone ...... HSBK Sell 11,825,300 1,827,077 6/17/26 — (34,897)
Euro ............. BOFA Sell 510,900 587,259 6/17/26 — (13,612)
Euro ............. BZWS Buy 158,800 182,534 6/17/26 4,231 —
Euro ............. CITI Sell 57,300 65,864 6/17/26 — (1,526)
Euro ............. GSCO Sell 1,628,100 1,871,420 6/17/26 — (43,394)
Euro ............. HSBK Buy 144,500 170,964 6/17/26 — (1,017)
Euro ............. MSCO Sell 1,012,200 1,170,007 6/17/26 — (20,444)
Euro ............. SSBT Sell 245,600 283,287 6/17/26 — (5,564)
Euro ............. UBSW Sell 1,471,600 1,697,380 6/17/26 — (33,373)
Swedish Krona ..... MSCO Sell 49,836,400 5,359,501 6/17/26 — (51,152)
Swiss Franc ....... BOFA Sell 2,202,000 2,815,822 6/17/26 — (16,234)
Canadian Dollar .... BOFA Sell 721,700 524,259 7/15/26 — (8,708)
Canadian Dollar .... BZWS Sell 2,280,700 1,656,662 7/15/26 — (27,607)
Canadian Dollar .... CITI Buy 523,300 379,775 7/15/26 6,676 —
Canadian Dollar .... CITI Sell 6,071,700 4,409,717 7/15/26 — (74,157)
Canadian Dollar .... GSCO Sell 2,858,100 2,076,089 7/15/26 — (34,582)
Canadian Dollar .... HSBK Buy 1,297,100 942,263 7/15/26 15,629 —
Canadian Dollar .... JPHQ Sell 1,201,600 872,846 7/15/26 — (14,521)
Canadian Dollar .... MSCO Buy 3,692,000 2,682,282 7/15/26 44,213 —
Canadian Dollar .... SSBT Buy 1,674,800 1,216,569 7/15/26 20,249 —
Canadian Dollar .... TDOM Buy 2,947,800 2,140,861 7/15/26 36,053 —
Canadian Dollar .... UBSW Sell 9,913,600 7,201,087 7/15/26 — (119,983)
Canadian Dollar .... WPAC Buy 1,355,100 984,349 7/15/26 16,376 —
Total Forward Exchange Contracts ................................................... $220,619 $(1,010,876)
Net unrealized appreciation (depreciation) ............................................ $(790,257)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
George Putnam Balanced Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $86,907,631 $825,028,194 $(814,329,977) $— $— $97,605,848 97,605,848 $3,019,358
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.919% ............. $1,690,925 $130,236,854 $(121,125,683) $— $— $10,802,096 10,802,096 $229,544
Total Affiliated Securities ... $88,598,556 $955,265,048 $(935,455,660) $— $— $108,407,944 $3,248,902
2. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 23,899,799 $ 6,841,608 $ — $ 30,741,407
Air Freight & Logistics ................... 11,038,595 — — 11,038,595
Automobiles .......................... 13,839,715 — — 13,839,715
Banks ............................... 36,220,718 — — 36,220,718
Beverages ........................... 28,329,460 — — 28,329,460
Biotechnology ......................... 25,880,837 — — 25,880,837
Broadline Retail ....................... 70,923,164 — — 70,923,164
Building Products ...................... 9,534,530 — — 9,534,530
Capital Markets ........................ 34,232,566 — — 34,232,566
Chemicals ........................... 10,333,001 — — 10,333,001
Commercial Services & Supplies ........... 2,718,837 — — 2,718,837
Communications Equipment .............. 32,842,369 — — 32,842,369
Construction Materials .................. 10,274,356 — — 10,274,356
Consumer Finance ..................... 14,965,590 — — 14,965,590
Consumer Staples Distribution & Retail ...... 29,703,746 — — 29,703,746
Electric Utilities ........................ 26,348,942 — — 26,348,942
Electrical Equipment .................... 16,654,947 — — 16,654,947
Energy Equipment & Services ............. 1,469,495 — — 1,469,495
Entertainment ......................... 36,071,851 — — 36,071,851
Financial Services ...................... 54,728,175 — — 54,728,175
Ground Transportation .................. 5,614,346 — — 5,614,346
Health Care Equipment & Supplies ......... 26,550,771 — — 26,550,771
Health Care Providers & Services .......... 27,022,386 — — 27,022,386
Health Care REITs ..................... 8,035,060 — — 8,035,060
Hotels, Restaurants & Leisure ............. 30,135,980 — — 30,135,980
Household Durables .................... 2,052,344 — — 2,052,344
Household Products .................... 7,440,842 — — 7,440,842
Industrial Conglomerates ................ 13,597,738 — — 13,597,738
Industrial REITs ....................... 7,757,274 — — 7,757,274
Insurance ............................ 32,319,169 5,960,517 — 38,279,686
Interactive Media & Services .............. 122,230,019 — — 122,230,019
IT Services ........................... 10,156,370 — — 10,156,370
Life Sciences Tools & Services ............ 17,571,354 — — 17,571,354
Machinery ............................ 17,486,279 — — 17,486,279
Metals & Mining ....................... 3,982,781 4,796,841 — 8,779,622
Multi-Utilities .......................... 9,768,054 — — 9,768,054
Oil, Gas & Consumable Fuels ............. 49,621,826 7,880,852 — 57,502,678
Passenger Airlines ..................... 3,549,843 — — 3,549,843
Pharmaceuticals ....................... 39,146,378 — — 39,146,378
Real Estate Management & Development .... 1,871,190 — — 1,871,190
4. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Semiconductors & Semiconductor Equipment . $ 267,187,831 $ — $ — $ 267,187,831
Software ............................. 117,182,684 — — 117,182,684
Specialized REITs ...................... 12,877,401 — — 12,877,401
Specialty Retail ........................ 23,312,948 — — 23,312,948
Technology Hardware, Storage & Peripherals . 80,025,674 — — 80,025,674
Textiles, Apparel & Luxury Goods .......... 4,989,466 — — 4,989,466
Tobacco ............................. 7,920,719 — — 7,920,719
Trading Companies & Distributors .......... 6,949,242 — — 6,949,242
Corporate Bonds ........................ — 293,362,282 — 293,362,282
Foreign Government and Agency Securities .... — 530,731 — 530,731
U.S. Government and Agency Securities ....... — 360,589,894 — 360,589,894
Asset-Backed Securities ................... — 4,193,560 — 4,193,560
Commercial Mortgage-Backed Securities ...... — 5,898,297 — 5,898,297
Mortgage-Backed Securities ................ — 206,610,896 — 206,610,896
Residential Mortgage-Backed Securities ....... — 756 — 756
Municipal Bonds ......................... — 8,739,431 — 8,739,431
Options Purchased ....................... — 53,969 — 53,969
Short Term Investments ................... 108,407,944 — — 108,407,944
Total Investments in Securities ........... $1,554,774,606 $905,459,634
b
$— $2,460,234,240
Other Financial Instruments:
Forward Exchange Contracts ............... $— $220,619 $— $220,619
Futures Contracts ....................... 171,145 — — 171,145
Total Other Financial Instruments ......... $171,145 $220,619 $— $391,764
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,898,763 $ — $ 9,898,763
Forward Exchange Contracts ............... — 1,010,876 — 1,010,876
Total Other Financial Instruments ......... $— $10,909,639 $— $10,909,639
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $25,479,818, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.